Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2022 USD ($)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1, Level 2 and Level 3		₨ 0
Net provisionally priced financial liabilities		5,129			₨ 5,440		$ 70
Undrawn fund based committed facilities		141,020					1,859
Cash and short-term investments		327,315					4,315
Cash, bank and current investments	[1]	322,481			326,138		4,251
Pledged financial instruments with carrying amout		271,943			219,900		3,584
Pledged inventories		114,663			76,541		1,511
Net debt		208,486			243,084		2,748
Debt		530,967	[2]		569,222	[2]	6,999	[2]	$ 7,503	₨ 579,475
Maximum exposure to credit risk		583,558			538,647		7,692
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash, bank and current investments		322,481			326,138		4,250
Net debt		208,486			243,084		2,748
Debt		530,967			569,222		$ 6,999
Copper sector [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME		(830)		$ (11)	(1,002)
Copper sector [member] | India [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME		₨ (1,295)		$ (17)	₨ (874)

[1]	The constituents of ‘total cash’ for the purpose of capital management disclosure includes only those amounts of restricted funds that are corresponding to liabilities (e.g. margin money deposits). Consequently, restricted funds of ₹ 6,352 million and ₹ 6,900 million ($ 91 million) as at March 31, 2021 and March 31, 2022 respectively have been excluded from ‘total cash’ in the capital management disclosures. (Refer Notes 17, 19 and 20).
[2]	Additionally, Non-current bank deposits of ₹ 1,107 million and ₹ 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively have been included to form part of ‘total cash’ in the capital management disclosures.